Note 11 - Furniture, Fixtures and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]
[US$ thousands]	Office properties	Furniture and fixtures	Equipment	Leasehold improvements	Total
Cost
As of January 1, 2019	6,739	629	32,804	1,738	41,911
Additions	1,228	243	9,197	78	10,746
Disposals	-	-	(13,672)	-	(13,672)
Exchange rate differences	-	5	(321)	(69)	(385)
As of December 31, 2019	7,967	878	28,008	1,747	38,601

Additions	1,135	198	2,259	17	3,608
Additions through business combinations	-	-	11	-	11
Disposals	(852)	(284)	(1,205)	(37)	(2,377)
Exchange rate differences	-	(19)	632	7	619
As of December 31, 2020	8,250	773	29,705	1,733	40,462

Depreciation and impairment
As of January 1, 2019	-	324	13,831	628	14,780
Depreciation for the year	1,766	139	8,585	258	10,748
Disposals	-	-	(12,994)	-	(12,994)
Exchange rate differences	-	1	24	(17)	8
As of December 31, 2019	1,766	464	9,446	869	12,543

Depreciation for the year	2,221	128	7,301	260	9,912
Disposals	(71)	(12)	(77)	(5)	(164)
Exchange rate differences	-	5	-	-	5
As of December 31, 2020	3,917	586	16,670	1,124	22,295

Net book value as of December 31, 2019	6,201	415	18,562	878	26,053
Net book value as of December 31, 2020	4,333	187	13,034	609	18,167

Disclosure of detailed information about the estimated useful lives of property, plant and equipment [text block]
	Office properties	Fixture and fittings	Equipment	Leasehold improvements
Useful life	Up to 6 years	Up to 5 years	Up to 10 years, or term of lease contract (1)	Up to 6 years, or term of lease contract
Depreciation plan	Straight-line	Straight-line	Straight-line	Straight-line